Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,166	£ 4,882
Differences on exchange	(282)	102
right-of-use assets	162
- separately acquired	616	769
acquisition of subsidiaries (note 23)	6
Depreciation	(521)	(363)
Impairment	(174)	(194)
Right-of-use assets - reassessments, modifications and terminations	(27)
Disposals	(32)	(30)
Net reclassifications as held-for-sale	(6)
Property, plant and equipment	5,518	5,166
Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,166
Property, plant and equipment		5,166
Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	610
Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,776
Property, plant and equipment		5,776
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,654	8,191
Property, plant and equipment	9,219	8,654
Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,488)	(3,309)
Property, plant and equipment	(3,701)	(3,488)
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,104	1,086
Differences on exchange	(56)	76
- separately acquired	3	5
Reallocations	73	58
Depreciation	(37)	(34)
Impairment	(6)	(74)
Disposals	(5)	(13)
Property, plant and equipment	1,076	1,104
Freehold Property | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,104
Property, plant and equipment		1,104
Freehold Property | Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,104
Property, plant and equipment		1,104
Freehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,515	1,455
Property, plant and equipment	1,503	1,515
Freehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(411)	(369)
Property, plant and equipment	(427)	(411)
Leasehold Property | Leases as Lessee
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	139	143
Differences on exchange	(30)	4
right-of-use assets	85
- separately acquired	1	1
acquisition of subsidiaries (note 23)	4
Reallocations	12	2
Depreciation	(114)	(11)
Impairment	(2)
Right-of-use assets - reassessments, modifications and terminations	(9)
Property, plant and equipment	556	139
Leasehold Property | Leases as Lessee | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	139
Property, plant and equipment		139
Leasehold Property | Leases as Lessee | Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	470
Leasehold Property | Leases as Lessee | Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	609
Property, plant and equipment		609
Leasehold Property | Leases as Lessee | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	268	267
Property, plant and equipment	785	268
Leasehold Property | Leases as Lessee | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(129)	(124)
Property, plant and equipment	(229)	(129)
Plant, Equipment and Other Owned
Disclosure Of Property Plant And Equipment [Line Items]
Differences on exchange	(136)
- separately acquired	46
acquisition of subsidiaries (note 23)	2
Reallocations	610
Depreciation	(308)
Impairment	(159)
Disposals	(27)
Net reclassifications as held-for-sale	(6)
Property, plant and equipment	2,821
Plant, Equipment and Other Owned | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,799
Property, plant and equipment		2,799
Plant, Equipment and Other Owned | Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,799
Property, plant and equipment		2,799
Plant, Equipment and Other Owned | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,730
Property, plant and equipment	5,795	5,730
Plant, Equipment and Other Owned | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(2,931)
Property, plant and equipment	(2,974)	(2,931)
Plant, Equipment and Other Leased | Leases as Lessee
Disclosure Of Property Plant And Equipment [Line Items]
Differences on exchange	(9)
right-of-use assets	77
Depreciation	(62)
Right-of-use assets - reassessments, modifications and terminations	(18)
Property, plant and equipment	144
Plant, Equipment and Other Leased | Leases as Lessee | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	16
Property, plant and equipment		16
Plant, Equipment and Other Leased | Leases as Lessee | Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	140
Plant, Equipment and Other Leased | Leases as Lessee | Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	156
Property, plant and equipment		156
Plant, Equipment and Other Leased | Leases as Lessee | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	33
Property, plant and equipment	215	33
Plant, Equipment and Other Leased | Leases as Lessee | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(17)
Property, plant and equipment	(71)	(17)
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,108	917
Differences on exchange	(51)	(5)
- separately acquired	566	722
Reallocations	(695)	(526)
Impairment	(7)
Property, plant and equipment	921	1,108
Assets in the Course of Construction | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,108
Property, plant and equipment		1,108
Assets in the Course of Construction | Current Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,108
Property, plant and equipment		1,108
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,108	917
Property, plant and equipment	921	1,108
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,815	2,736
Differences on exchange		27
- separately acquired		41
Reallocations		466
Depreciation		(318)
Impairment		(120)
Disposals		(17)
Property, plant and equipment		2,815
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,763	5,552
Property, plant and equipment		5,763
Plant and Equipment | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ (2,948)	(2,816)
Property, plant and equipment		£ (2,948)